Goodwill - Impairment Test of Goodwill- Key Assumptions (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [Line Items]
Tax rate	26.50%	26.50%
Legal Professionals [Member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate			2.50%
Discount rate			11.00%
Tax rate			26.60%
Corporates [Member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate			2.50%
Discount rate			11.00%
Tax rate			26.80%
Tax, Audit and Accounting Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate			3.00%
Discount rate			11.50%
Tax rate			27.60%
Reuters [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate			2.50%
Discount rate			13.00%
Tax rate			25.00%
Global Print [Member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate			(5.50%)
Discount rate			11.50%
Tax rate			26.80%